Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Two Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Unearned Stock Compensation [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 108			$ 576		$ 990,856	$ (1,421,331)	$ (429,791)
Beginning balance, shares at Dec. 31, 2019	1,080,092			5,762,735
Shares issued for services				$ 80	(266,250)	266,170
Shares issued for services, shares				800,000
Stock-based compensation expense						7,082		7,082
Net loss							(327,388)	(327,388)
Amortization of unearned compensation					141,771			141,771
Ending balance, value at Dec. 31, 2020	$ 108			$ 656	(124,479)	1,264,108	(1,748,719)	(608,326)
Ending balance, shares at Dec. 31, 2020	1,080,092			6,562,735
Shares issued for services				$ 15	(89,419)	89,985		581
Shares issued for services, shares				150,000
Conversion of notes payable				$ 50		194,161		194,211
Conversion of notes payable, shares				496,718
Stock-based compensation expense						8,920		8,920
Net loss							(86,686)	(86,686)
Cancellation of shares				$ (10)		10
Cancellation of shares, shares				(100,000)
Amortization of unearned compensation					67,812			67,812
Cancellation of shares, shares				100,000
Ending balance, value at Mar. 31, 2021	$ 108			$ 711	(146,086)	1,557,184	(1,835,405)	(423,488)
Ending balance, shares at Mar. 31, 2021	1,080,092			7,109,453
Beginning balance, value at Dec. 31, 2020	$ 108			$ 656	(124,479)	1,264,108	(1,748,719)	(608,326)
Beginning balance, shares at Dec. 31, 2020	1,080,092			6,562,735
Net loss								(199,013)
Ending balance, value at Jun. 30, 2021	$ 108			$ 860	(46,742)	2,548,631	(1,947,732)	555,125
Ending balance, shares at Jun. 30, 2021	1,080,092			8,603,025
Beginning balance, value at Dec. 31, 2020	$ 108			$ 656	(124,479)	1,264,108	(1,748,719)	(608,326)
Beginning balance, shares at Dec. 31, 2020	1,080,092			6,562,735
Conversion of notes payable		$ 264		$ 84		802,019		802,367
Conversion of notes payable, shares		2,644,424		837,213
Stock-based compensation expense						35,683		35,683
Net loss							(770,176)	(770,176)
Cancellation of shares				$ (10)		10
Cancellation of shares, shares				100,000
Shares issued for services, net of cancellation				$ 12	(6,968)	81,288		74,332
Shares issued for services, net of cancellation, shares				120,000
Shares issued for asset purchase				$ 125		862,375		862,500
Shares issued for asset purchase, shares				1,250,000
Share purchase				$ 5		29,995		30,000
Share purchase, shares				50,000
Warrants issued as deferred financing costs						221,779		221,779
Warrants issued with conversion of notes payable						21,428		21,428
Cancellation of shares, shares				(100,000)
Amortization of unearned compensation					124,479			124,479
Shares issued in a funding				$ 4		29,996		30,000
Shares issued in a funding, shares				36,145
Ending balance, value at Dec. 31, 2021	$ 108	$ 264		$ 876	(6,968)	3,348,681	(2,518,895)	824,066
Ending balance, shares at Dec. 31, 2021	1,080,092	2,644,424		8,756,093
Beginning balance, value at Mar. 31, 2021	$ 108			$ 711	(146,086)	1,557,184	(1,835,405)	(423,488)
Beginning balance, shares at Mar. 31, 2021	1,080,092			7,109,453
Conversion of notes payable				$ 26		132,049		132,075
Conversion of notes payable, shares				263,572
Stock-based compensation expense						8,921		8,921
Net loss							(112,327)	(112,327)
Amortization of unearned compensation					36,594			36,594
Shares issued for services, net of cancellation				$ (7)	62,750	(41,893)		20,850
Shares issued for services, net of cancellation, shares				(70,000)
Shares issued for asset purchase				$ 125		862,375		862,500
Shares issued for asset purchase, shares				1,250,000
Share purchase				$ 5		29,995		30,000
Share purchase, shares				50,000
Ending balance, value at Jun. 30, 2021	$ 108			$ 860	(46,742)	2,548,631	(1,947,732)	555,125
Ending balance, shares at Jun. 30, 2021	1,080,092			8,603,025
Beginning balance, value at Dec. 31, 2021	$ 108	$ 264		$ 876	(6,968)	3,348,681	(2,518,895)	824,066
Beginning balance, shares at Dec. 31, 2021	1,080,092	2,644,424		8,756,093
Shares issued for services					3,484			3,484
Shares issued for services, shares
Conversion of notes payable				$ 6		27,919		27,925
Conversion of notes payable, shares				59,415
Warrants issued with conversion of notes payable						2,020		2,020
Stock-based compensation expense						8,920		8,920
Net loss							(190,304)	(190,304)
Ending balance, value at Mar. 31, 2022	$ 108	$ 264		$ 882	(3,484)	3,387,540	(2,709,199)	676,111
Ending balance, shares at Mar. 31, 2022	1,080,092	2,644,424		8,815,508
Beginning balance, value at Dec. 31, 2021	$ 108	$ 264		$ 876	(6,968)	3,348,681	(2,518,895)	824,066
Beginning balance, shares at Dec. 31, 2021	1,080,092	2,644,424		8,756,093
Net loss								(469,689)
Ending balance, value at Jun. 30, 2022	$ 108	$ 264		$ 882		3,396,461	(2,988,584)	409,131
Ending balance, shares at Jun. 30, 2022	1,080,092	2,644,424		8,815,508
Beginning balance, value at Mar. 31, 2022	$ 108	$ 264		$ 882	(3,484)	3,387,540	(2,709,199)	676,111
Beginning balance, shares at Mar. 31, 2022	1,080,092	2,644,424		8,815,508
Shares issued for services					3,484			3,484
Stock-based compensation expense						8,921		8,921
Net loss							(279,385)	(279,385)
Ending balance, value at Jun. 30, 2022	$ 108	$ 264		$ 882		$ 3,396,461	$ (2,988,584)	$ 409,131
Ending balance, shares at Jun. 30, 2022	1,080,092	2,644,424		8,815,508